LICENSES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSES, NET

NOTE E - LICENSES, NET

The licenses, net, consists of the following at June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)	$79,256	$79,256
License acquired from Ecomena Limited effective February 17, 2022 (see Note A)	91,247	-
Subtotal	170,503	79,256
Accumulated amortization	(19,034)	(4,603)
Licenses, net	$151,469	$74,653

Amortization of licenses expense for the six months ended June 30, 2022 and 2021 was $14,430 and $0, respectively.

At June 30, 2022, the expected future amortization of licenses expense was:

Fiscal year ending December 31:
2022 (excluding the six months ended June 30, 2022)	$13,145
2023	26,175
2024	26,176
2025	26,175
2026	26,176
Thereafter	33,622
Total	$151,469

NOTE E – LICENSE, NET

The license, net, consists of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)	$79,256	$-
Accumulated amortization	(4,603)	-
License, net	$74,653	$-

Amortization of license expense for the years ended December 31, 2021 and 2020 was $4,603 and $0, respectively.

At December 31, 2021, the expected future amortization of license expense was:

Fiscal year ending December 31:
2022	$7,926
2023	7,925
2024	7,926
2025	7,925
2026	7,926
Thereafter	35,025
Total	$74,653

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020